Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note Eleven
Short-Term Borrowings

A summary of short-term borrowings are as follows

(dollars in thousands)	2011	2010	2009

Balance at end of year:
Securities repurchase agreements	$114,050	$112,335	$116,329
Federal Funds purchased	75,000	0	0
FHLB advances	0	375	2,000
Total	$189,050	$112,710	$118,329

Avg. outstanding during the year:
Securities repurchase agreements	$122,693	$110,891	$125,024
Federal Funds purchased	576	0	0
FHLB advances	300	1,684	8,992

Max. outstanding at any month end:
Securities repurchase agreements	$139,607	$119,174	$154,577
Federal Funds purchased	75,000	0	0
FHLB advances	367	2,000	42,256

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.25%	0.25%	0.26%
Federal Funds purchased	0.28%	0.00%	0.00%
FHLB advances	4.36%	4.93%	2.27%
End of the year:
Securities repurchase agreements	0.25%	0.25%	0.25%
Federal Funds purchased	0.28%	0.00%	0.00%
FHLB advances	0.00%	4.38%	6.30%

Through City National, the Company has purchased 52,042 shares of Federal Home Loan Bank ("FHLB") stock at par value as of December 31, 2011. Such purchases are required based on City National's maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. At December 31, 2011 and 2010, collateral pledged to the FHLB included approximately $1.2 billion and $1.3 billion, respectively, in investment securities and one-to-four-family residential property loans.  Therefore, in addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2011 and 2010, City National had an additional $771.1 million and $455.7 million, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.